INCOME TAXES	10 Months Ended
Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

NOTE 13 — INCOME TAXES

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The following table presents the components of income / (loss) before income taxes:

Period from March 16, 2023 (inception) through December 31, 2023
Loss before income taxes	$(3,793,585)

The Company had no income tax expense for the period from March 16, 2023 (inception) through December 31, 2023. The effective tax rate was 0% for the period from March 16, 2023 (inception) through December 31, 2023.

The following table presents a reconciliation of the statutory federal tax and the Company’s effective tax:

Period from March 16, 2023 (inception) through December 31, 2023
Tax (benefit) at U.S. statutory rates	$(796,653)
State tax (benefit), net of federal tax effect	(28,171)
SPAC exploration expenses	94,524
SAFE note expenses	142,485
Other	9,171
Change in valuation allowance	578,644
Provision (benefit) for income taxes	$—

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

Period from March 16, 2023 (inception) through December 31, 2023
Tax (benefit) at U.S. statutory rates	21%
State tax (benefit), net of federal tax effect	0.74%
SPAC exploration expenses	(2.49)%
SAFE note expenses	(3.76)%
Other	(0.24)%
Change in valuation allowance	(15.25)%
Provision (benefit) for income taxes	0.00%

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 13 — INCOME TAXES (cont.)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

December 31, 2023
Deferred tax assets:
Net operating loss	$1,715
Land acquisition costs	52,584
Start-up expenses	524,208
Accruals and other	137
Total deferred tax assets	578,644
Valuation allowance	(578,644)
Net current deferred tax assets (liabilities)	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. As a result of a history of taxable losses and uncertainties as to future profitability, the Company recorded a full valuation allowance against its deferred tax assets. The valuation allowance is $578,644 as of the period ended December 31, 2023.

As at December 31, 2023, the Company has federal and state net operating loss carryforwards (NOL) in the amount of $7,736 and $2,852 respectively. Both Federal and Oklahoma NOLs generated after 2017 can be carried forward indefinitely.

ASC 740, “Income Taxes”, requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any tax benefit can be recorded in the consolidated financial statements. It also provides guidance on the recognition, measurement, classification and interest and penalties related to uncertain tax positions. As at December 31, 2023, the Company has not recorded any FIN48 liabilities.

The Company’s policy is to record estimated interest and penalties related to the underpayment of income taxes or unrecognized tax benefits as a component of its income tax provision. The Company has not recorded any interest or penalties related to unrecognized tax benefits through December 31, 2023.